Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Safe and Green Development Corporation (the “Company”) is filing this Amendment No. 2 on Form 8-K/A to amend its Current Report on Form 8-K, filed with the Securities and Exchange Commission on June 4, 2025, (the “Original Form 8-K”), as amended by its Amendment No. 1 on Form 8-K/A filed with the Securities and Exchange Commission on August 12, 2025 (the “Form 8-K/A1”), solely to include Exhibit 23.1. Other than the updated exhibit index and Exhibit 23.1, this filing does not update, amend, or modify any information, statement or disclosure contained in or filed with the Original Form 8-K or Form 8-K/A1.
Document Period End Date	May 29, 2025
Entity File Number	001-41581
Entity Registrant Name	SAFE AND GREEN DEVELOPMENT CORPORATION
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Biscayne Blvd
Entity Address, Address Line Two	#1201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false